EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 26, 2016 TO THE PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2015, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes, effective on or about January 29, 2016, to the investment managers for each of the AXA International Core Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio and Multimanager Aggressive Equity Portfolio (each a “Portfolio” and together, the “Portfolios”).

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AXA International Core Managed Volatility Portfolio

Effective on or about January 29, 2016, information in the section of the Prospectus entitled “AXA International Core Managed Volatility Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: WHV Investments (“WHV”) and its affiliate Hirayama Investments, LLC (“Hirayama Investments”)” is deleted in its entirety and replaced with the following information:

Federated Global Investment Management Corp. (“Federated”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Marc Halperin	Vice President and Senior Portfolio Manager of Federated	January, 2016
Richard Winkowski	Vice President and Senior Portfolio Manager of Federated	January, 2016
Dariusz Czoch, CFA	Vice President, Portfolio Manager and Senior Investment Analyst of Federated	January, 2016

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AXA Large Cap Core Managed Volatility Portfolio

Effective on or about January 29, 2016, information in the section of the Prospectus entitled “AXA Large Cap Core Managed Volatility Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Institutional Capital LLC (“ICAP”)” is deleted in its entirety and replaced with the following information:

Vaughan Nelson Investment Management (“Vaughan Nelson”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Scott J. Weber, CFA	Lead Senior Portfolio Manager of Vaughan Nelson	January, 2016
Dennis G. Alff, CFA	Senior Portfolio Manager of Vaughan Nelson	January, 2016
Chad D. Fargason, PhD	Senior Portfolio Manager of Vaughan Nelson	January, 2016
Chris D. Wallis, CFA, CPA	Chief Executive Officer and Chief Investment Officer of Vaughan Nelson	January, 2016

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AXA Large Cap Growth Managed Volatility Portfolio

Effective on or about January 29, 2016, information in the section of the Prospectus entitled “AXA Large Cap Growth Managed Volatility Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Marsico Capital Management LLC (“Marsico”)” is deleted in its entirety and replaced with the following information:

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Portfolio Managers: The individual primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio is:

Name	Title	Date Began Managing the Portfolio
Aziz V. Hamzaogullari, CFA®	Vice President and Portfolio Manager of Loomis Sayles	January, 2016

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Multimanager Aggressive Equity Portfolio

Effective on or about January 29, 2016, information in the section of the Prospectus entitled “Multimanager Aggressive Equity Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Marsico Capital Management, LLC (“Marsico”)” is deleted in its entirety.

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Effective on or about January 29, 2016, information in the section of the Prospectus “Management of the Trust — The Sub-Advisers” regarding Hirayama Investments, ICAP, Marsico, and WHV hereby are deleted in their entirety.

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Effective on or about January 29, 2016, the following information is added to the section of the Prospectus “Management of the Trust — The Sub-Advisers”:

Federated Global Investment Management Corp. (“Federated”) 101 Park Avenue, New York, NY 10178, serves as Sub-Adviser to a portion of the Active Allocated Portion of the AXA International Core Managed Volatility Portfolio. Federated Advisory Services Company, an affiliate of Federated, is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh PA 15222 and provides research, quantitative analysis, equity trading, transaction settlement and certain support services to Federated. Federated and its affiliated companies provide investment advice to high net worth individuals, institutions, investment companies, pooled investment vehicles, pension and profit sharing plans, government entities, insurance companies, charitable organizations and corporations. As of September 30, 2015, Federated and affiliated companies had approximately $351.0 billion in assets under management.

Marc Halperin is Vice President, Senior Portfolio Manager and is responsible for portfolio management and research in the global equity area. Mr. Halperin joined Federated in 1998.

Richard Winkowski Jr. is Vice President, Senior Portfolio Manager and is responsible for portfolio management in the global equity area. Mr. Winkowski joined Federated in 1998.

Dariusz Czoch, CFA, is Vice President, Portfolio Manager, Senior Investment Analyst and is responsible for portfolio management and research in the global equity area. Mr. Czoch joined Federated in 2008.

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Vaughan Nelson Investment Management (“Vaughan Nelson”), 600 Travis Street, Houston TX 77002, serves as Sub-Adviser to a portion of the Active Allocated Portion of the AXA Large Cap Core Managed Volatility Portfolio. Founded in 1970, Vaughan Nelson’s investment focus is on managing equity and fixed income portfolios. Vaughan Nelson provides investment advice to foundations, endowments, institutions, public funds, corporate pension funds, and families/individuals. As of November 30, 2015, Vaughan Nelson and its subsidiaries managed assets of approximately $12.7 billion.

Scott J. Weber, CFA is Lead Senior Portfolio Manager and is responsible for portfolio management and research of equity investments. Mr. Weber joined Vaughan Nelson in 2003.

Dennis G. Alff, CFA is Senior Portfolio Manager and is responsible for portfolio management and research of equity investments. Mr. Alff joined Vaughan Nelson in 2006.

Chad D. Fargason, Ph.D. is Senior Portfolio Manager and is responsible for portfolio management and research of equity investments. Mr. Fargason joined Vaughan Nelson in 2013. Prior thereto, Mr. Fargason was a Director at KKR & Co., LP, which he joined in 2003.

Chris D. Wallis, CFA, CPA, is Chief Executive Officer and Chief Investment Officer of Vaughan Nelson. Mr. Wallis joined Vaughan in 1999.

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Effective on or about January 29, 2016, information in the section of the Prospectus “Management of the Trust — The Sub-Advisers” regarding Loomis Sayles is deleted in its entirety and replaced with the following information:

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the AXA/Loomis Sayles Growth Portfolio and also to a portion of the Active Allocated Portion of the AXA Large Cap Growth Managed Volatility Portfolio. Loomis Sayles was founded in 1926, and is one of the oldest investment advisory firms in the United States. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P., which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. As of November 30, 2015, Loomis Sayles had approximately $236.7 billion in assets under management.

Aziz V. Hamzaogullari, CFA® has served as Vice President and Portfolio Manager of Loomis Sayles since 2010. Prior to 2010, Mr. Hamzaogullari served as Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC.

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